Supplement to Prospectus for Direct Shares
Date January 1, 2017, as amended April 13, 2017

August 24, 2017

	Ticker Symbol		Ticker Symbol
California Tax-Free Income Fund	CFNTX	Nasdaq-100 Index Fund	NASDX
S&P 500 Index Fund	SPFIX	European Growth & Income Fund	EUGIX
S&P MidCap Index Fund	SPMIX	U.S. Government Securities Fund	CAUSX
S&P SmallCap Index Fund	SMCIX	Short-Term U.S. Government Bond Fund	STUSX
Shelton Core Value Fund	EQTIX	The United States Treasury Trust	UTSXX

Paragraph under Principal Investment Strategies on page 13 is replaced in its entirety by the following:
The Fund seeks to invest primarily in large-sized companies located in Europe, and most companies considered for the Fund will have market capitalizations of at least $10 billion (U.S. dollars).

The Advisor implements its investment strategy by first using a proprietary “life-cycle” screen to narrow the Fund’s investable universe. The Advisor then uses a fundamental, “bottom-up” research selection and disciplined portfolio construction process which is focused on identifying stocks that the Advisor believes have the ability to generate sustainable returns, regardless of sector or country. The Advisor’s “life-cycle” screen classifies companies according to one of the following five categories:
• Innovation: Companies characterized as having high level of capital investment and below the cost of capital returns.
• Expansion: Companies characterized by aggressive investment to compound their high and rising returns, achieving a peak in both growth and cash flow returns.
• Deceleration: Companies characterized as having very high returns, combined with good, but slowing growth prospects.
• Maturity: Companies characterized as earning a small positive spread above the cost of capital.
• Distress: Companies characterized as having returns driven down below the cost of capital.

The Advisor’s investment team actively invests across all five categories of the “life-cycle,” building a diversified portfolio of high-growth, high-return, income-oriented and distressed investments. In managing the portfolio, the investment team seeks to balance the portfolio’s risk and return by maximizing stock specific risk (risk from security selection) while at the same time minimizing systematic factor risks (which includes, but is not limited to, sector selection, country selection, currency management).

The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy. The Advisor will sell or reallocate a Fund’s securities if the Advisor believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available. The team strives to preserve capital as part of its investment process. The Advisor may elect to purchase futures contracts and/or options to attempt to remain fully invested in the markets. The percentage of futures held in the portfolio will typically not exceed the cash (or cash equivalents) balance of the Fund.

Paragraph under Foreign Investment Risk on page 13 is replaced in its entirety by the following:
Because foreign companies operate differently than U.S. companies, the Fund may encounter risks not typically associated with those of U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and procedures as required from U.S. companies; and their stocks may not be as liquid as the stocks of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the return of the Fund.

Paragraph under Portfolio Manager on page 14 is replaced in its entirety by the following:
Since August 21, 2017, the Fund has been managed by a team consisting of Matthias Knerr as lead portfolio manager and Andrew Manton as portfolio manager

Paragraph under European Growth & Income Fund on page 22 is replaced in its entirety by the following:
The European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Most companies considered for the Fund will have market capitalizations of at least $10 billion (U.S. dollars).

The Advisor implements its investment strategy by first using a proprietary “life-cycle” screen to narrow the Fund’s investable universe. The Advisor then uses a fundamental, “bottom-up” research selection and disciplined portfolio construction process which is focused on identifying stocks that the Advisor believes have the ability to generate sustainable returns, regardless of sector or country. The Advisor’s “life-cycle” screen classifies companies according to one of the following five categories:

• Innovation: Companies characterized as having high level of capital investment and below the cost of capital returns.
• Expansion: Companies characterized by aggressive investment to compound their high and rising returns, achieving a peak in both growth and cash flow returns.
• Deceleration: Companies characterized as having very high returns, combined with good, but slowing growth prospects.
• Maturity: Companies characterized as earning a small positive spread above the cost of capital.
• Distress: Companies characterized as having returns driven down below the cost of capital.

The Advisor’s investment team actively invests across all five categories of the “life-cycle,” building a diversified portfolio of high-growth, high-return, income-oriented and distressed investments. In managing the portfolio, the investment team seeks to balance the portfolio’s risk and return by maximizing stock specific risk (risk from security selection) while at the same time minimizing systematic factor risks (which includes, but is not limited to, sector selection, country selection, currency management).

The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy. The Advisor will sell or reallocate a Fund’s securities if the Advisor believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available. The team strives to preserve capital as part of its investment process.

The Adviser may elect to purchase futures contracts to attempt to remain fully invested in the markets. This percentage of futures held in the portfolio will typically not exceed the cash (or cash equivalents) balance of the Fund.

Paragraph under Foreign Income Risk on page 24 is removed in its entirety.

Paragraph under Management and Organization on page 25 is replaced in its entirety by the following:
The investment advisor for the Funds is Shelton Capital Management, 1050 17th Street, Suite 1710, Denver, CO 80265. Shelton manages $1.8 billion of assets under management as of August, 2016. Shelton has been managing mutual funds since 1985. Shelton is responsible for managing the Funds and handling the administrative requirements of the Funds. As compensation for managing the portfolios, Shelton receives a management fee from each Fund. For the fiscal year ended August 31, 2016, the fees, net of reimbursements, were 0.50% for the California Tax-Free Income Fund; 0.14% for the S&P 500 Index Fund; 0.36% for the S&P MidCap Index Fund; 0.47% for the S&P SmallCap Index Fund; 0.50% for the Shelton Core Value Fund; 0.42% for the U.S. Government Securities Fund; 0.01% for The United States Treasury Trust; 0.25% for the Nasdaq-100 Index Fund; 0.14% for the Short-Term U.S. Government Bond Fund; and 0.55% for the European Growth & Income Fund. A discussion regarding the basis for the Board’s approval of the investment advisory agreements for each Fund is available in the Fund’s semi-annual report for the period year ended February 28, 2016.

Stephen C. Rogers has been the portfolio manager for the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Nasdaq-100 Index Fund and the Shelton Core Value Fund since 2003. Mr. Rogers is a member of the portfolio management team for the California Tax-Free Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund and Treasury Trust Fund. Mr. Rogers was the portfolio manager of the European Growth and Income Fund from 2003 until August 2017. He joined Shelton in 1993 and serves as Chief Executive Officer of Shelton. Mr. Rogers graduated from the University of Iowa in 1988 and earned his MBA from the University of California at Berkeley in 2000.

Matthias Knerr has been the lead portfolio manager of the European Growth & Income Fund since August 2017. He is also the lead portfolio manager of the Shelton International Select Equity Fund. He brings 20+ years of investing experience to the team, most recently as Senior Portfolio Manager for the Rivington strategies at WHV and as CIO of International and Global Equities at Victory Capital Management. Additionally, Mr. Knerr served in various capacities as a Managing Director at Deutsche Asset Management. He has a BS in Finance and International Business from Pennsylvania State University and holds the Chartered Financial Analyst designation.

Andrew Manton has been a portfolio manager of the European Growth & Income Fund since August 2017. He is also a portfolio manager of the Shelton International Select Equity Fund. He has 18 years of investing experience, most recently as Senior Portfolio Manager for the Rivington strategies at WHV. Previously, Mr. Manton worked for Victory Capital Management, Deutsche Asset Management, and Merrill Lynch. He has a BS in Finance from the University of Illinois at Chicago and an MBA with a concentration in Quantitative Finance and Accounting from the Tepper School of Business at Carnegie Mellon University.

William Mock has served as the lead portfolio manager for the U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, California Tax-Free Income Fund and United States Treasury Trust since 2010. Mr. Mock has also served as portfolio manager of the Shelton Greater China Fund since 2012. He served as a portfolio manager for Shelton from 2001 to 2003, managing the Short- Term U.S. Government Bond Fund, U.S. Government Securities Fund, California Tax-Free Income Fund and United States Treasury Trust. He left the firm in 2003 to work for TKI Capital Management, a convertible arbitrage hedge fund, where he served as head Trader until 2006. In 2007, Mr. Mock rejoined an affiliate of Shelton, ETSpreads, and continues as a partner in this affiliate. Prior to 2001, Mr. Mock gained investment and trading experience at Société Générale and Citibank, N.A. Mr. Mock earned a BS in engineering from Kansas State University and is an honors graduate of the University of Chicago Booth School of Business MBA Program, with an emphasis in finance.

Barry Martin manages various option strategies for accounts at Shelton and to the extent the Core Value Fund holds options, Mr. Martin is responsible for the analysis of, and execution of the options strategies. He joined Shelton as a portfolio manager in Shelton’s separate account management group in 2008 and has been managing options strategies for 17 years. Mr. Martin is a member of the San Francisco Society of Financial Analysts and earned the right to use the Chartered Financial Analyst (CFA) designation in September of 2009. Mr. Martin graduated from the University of Arizona in 1998 with a Bachelor’s degree in Finance.

 The statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds.

Supplement to Prospectus for K Shares
Date January 1, 2017, as amended April 13, 2017

August 24, 2017

	Ticker Symbols		Ticker Symbols
S&P 500 Index Fund	SPXKX	European Growth & Income Fund	EUGKX
S&P MidCap Index Fund	MIDKX	U.S. Government Securities Fund	CAUKX
S&P SmallCap Index Fund	SMLKX	Short-Term U.S. Government Bond Fund	STUKX
Shelton Core Value Fund	EQTKX	The United States Treasury Trust	UTKXX
Nasdaq-100 Index Fund	NDXKX

Paragraph under Principal Investment Strategies on page 11 is replaced in its entirety by the following:

The Fund seeks to invest primarily in large-sized companies located in Europe, and most companies considered for the Fund will have market capitalizations of at least $10 billion (U.S. dollars).

The Advisor implements its investment strategy by first using a proprietary “life-cycle” screen to narrow the Fund’s investable universe. The Advisor then uses a fundamental, “bottom-up” research selection and disciplined portfolio construction process which is focused on identifying stocks that the Advisor believes have the ability to generate sustainable returns, regardless of sector or country. The Advisor’s “life-cycle” screen classifies companies according to one of the following five categories:
• Innovation: Companies characterized as having high level of capital investment and below the cost of capital returns.
• Expansion: Companies characterized by aggressive investment to compound their high and rising returns, achieving a peak in both growth and cash flow returns.
• Deceleration: Companies characterized as having very high returns, combined with good, but slowing growth prospects.
• Maturity: Companies characterized as earning a small positive spread above the cost of capital.
• Distress: Companies characterized as having returns driven down below the cost of capital.

The Advisor’s investment team actively invests across all five categories of the “life-cycle,” building a diversified portfolio of high-growth, high-return, income-oriented and distressed investments. In managing the portfolio, the investment team seeks to balance the portfolio’s risk and return by maximizing stock specific risk (risk from security selection) while at the same time minimizing systematic factor risks (which includes, but is not limited to, sector selection, country selection, currency management).

The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy. The Advisor will sell or reallocate a Fund’s securities if the Advisor believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available. The team strives to preserve capital as part of its investment process. The Advisor may elect to purchase futures contracts and/or options to attempt to remain fully invested in the markets. The percentage of futures held in the portfolio will typically not exceed the cash (or cash equivalents) balance of the Fund.

Paragraph under Foreign Investment Risk on page 11 is replaced in its entirety by the following:
Because foreign companies operate differently than U.S. companies, the Fund may encounter risks not typically associated with those of U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and procedures as required from U.S. companies; and their stocks may not be as liquid as the stocks of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the return of the Fund.

Paragraph under Portfolio Manager on page 12 is replaced in its entirety by the following:
Since August 21, 2017, the Fund has been managed by a team consisting of Matthias Knerr as lead portfolio manager and Andrew Manton as portfolio manager.

Paragraph under European Growth & Income Fund on page 20 is replaced in its entirety by the following:
The European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Most companies considered for the Fund will have market capitalizations of at least $10 billion (U.S. dollars).

The Advisor implements its investment strategy by first using a proprietary “life-cycle” screen to narrow the Fund’s investable universe. The Advisor then uses a fundamental, “bottom-up” research selection and disciplined portfolio construction process which is focused on identifying stocks that the Advisor believes have the ability to generate sustainable returns, regardless of sector or country. The Advisor’s “life-cycle” screen classifies companies according to one of the following five categories:
• Innovation: Companies characterized as having high level of capital investment and below the cost of capital returns.
• Expansion: Companies characterized by aggressive investment to compound their high and rising returns, achieving a peak in both growth and cash flow returns.
• Deceleration: Companies characterized as having very high returns, combined with good, but slowing growth prospects.
• Maturity: Companies characterized as earning a small positive spread above the cost of capital.
• Distress: Companies characterized as having returns driven down below the cost of capital.

The Advisor’s investment team actively invests across all five categories of the “life-cycle,” building a diversified portfolio of high-growth, high-return, income-oriented and distressed investments. In managing the portfolio, the investment team seeks to balance the portfolio’s risk and return by maximizing stock specific risk (risk from security selection) while at the same time minimizing systematic factor risks (which includes, but is not limited to, sector selection, country selection, currency management).

The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy. The Advisor will sell or reallocate a Fund’s securities if the Advisor believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available. The team strives to preserve capital as part of its investment process.

The Adviser may elect to purchase futures contracts to attempt to remain fully invested in the markets. This percentage of futures held in the portfolio will typically not exceed the cash (or cash equivalents) balance of the Fund.

Paragraph under Foreign Income Risk on page 22 is removed in its entirety.

Paragraph under Management and Organization on page 23 is replaced in its entirety by the following:

The investment advisor for the Funds is Shelton Capital Management, 1050 17th Street, Suite 1710, Denver, CO 80265. Shelton manages $1.8 billion of assets under management as of August, 2016. Shelton has been managing mutual funds since 1985. Shelton is responsible for managing the Funds and handling the administrative requirements of the Funds. As compensation for managing the portfolios, Shelton receives a management fee from each Fund. For the fiscal year ended August 31, 2016, the fees, net of reimbursements, were 0.50% for the California Tax-Free Income Fund; 0.14% for the S&P 500 Index Fund; 0.36% for the S&P MidCap Index Fund; 0.47% for the S&P SmallCap Index Fund; 0.50% for the Shelton Core Value Fund; 0.42% for the U.S. Government Securities Fund; 0.01% for The United States Treasury Trust; 0.25% for the Nasdaq-100 Index Fund; 0.14% for the Short-Term U.S. Government Bond Fund; and 0.55% for the European Growth & Income Fund. A discussion regarding the basis for the Board’s approval of the investment advisory agreements for each Fund is available in the Fund’s semi-annual report for the period year ended February 28, 2016.

Stephen C. Rogers has been the portfolio manager for the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Nasdaq-100 Index Fund and the Shelton Core Value Fund since 2003. Mr. Rogers is a member of the portfolio management team for the California Tax-Free Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund and Treasury Trust Fund. Mr. Rogers was the portfolio manager of the European Growth and Income Fund from 2003 until August 2017. He joined Shelton in 1993 and serves as Chief Executive Officer of Shelton. Mr. Rogers graduated from the University of Iowa in 1988 and earned his MBA from the University of California at Berkeley in 2000.

Matthias Knerr has been the lead portfolio manager of the European Growth & Income Fund since August 2017. He is also the lead portfolio manager of the Shelton International Select Equity Fund. He brings 20+ years of investing experience to the team, most recently as Senior Portfolio Manager for the Rivington strategies at WHV and as CIO of International and Global Equities at Victory Capital Management. Additionally, Mr. Knerr served in various capacities as a Managing Director at Deutsche Asset Management. He has a BS in Finance and International Business from Pennsylvania State University and holds the Chartered Financial Analyst designation.

Andrew Manton has been a portfolio manager of the European Growth & Income Fund since August 2017. He is also a portfolio manager of the Shelton International Select Equity Fund. He has 18 years of investing experience, most recently as Senior Portfolio Manager for the Rivington strategies at WHV. Previously, Mr. Manton worked for Victory Capital Management, Deutsche Asset Management, and Merrill Lynch. He has a BS in Finance from the University of Illinois at Chicago and an MBA with a concentration in Quantitative Finance and Accounting from the Tepper School of Business at Carnegie Mellon University.

William Mock has served as the lead portfolio manager for the U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, California Tax-Free Income Fund and United States Treasury Trust since 2010. Mr. Mock has also served as portfolio manager of the Shelton Greater China Fund since 2012. He served as a portfolio manager for Shelton from 2001 to 2003, managing the Short- Term U.S. Government Bond Fund, U.S. Government Securities Fund, California Tax-Free Income Fund and United States Treasury Trust. He left the firm in 2003 to work for TKI Capital Management, a convertible arbitrage hedge fund, where he served as head Trader until 2006. In 2007, Mr. Mock rejoined an affiliate of Shelton, ETSpreads, and continues as a partner in this affiliate. Prior to 2001, Mr. Mock gained investment and trading experience at Société Générale and Citibank, N.A. Mr. Mock earned a BS in engineering from Kansas State University and is an honors graduate of the University of Chicago Booth School of Business MBA Program, with an emphasis in finance.

Barry Martin manages various option strategies for accounts at Shelton and to the extent the Core Value Fund holds options, Mr. Martin is responsible for the analysis of, and execution of the options strategies. He joined Shelton as a portfolio manager in Shelton’s separate account management group in 2008 and has been managing options strategies for 17 years. Mr. Martin is a member of the San Francisco Society of Financial Analysts and earned the right to use the Chartered Financial Analyst (CFA) designation in September of 2009. Mr. Martin graduated from the University of Arizona in 1998 with a Bachelor’s degree in Finance.

 The statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds.

Supplement to Shelton Funds Statement of Additional Information
Date January 1, 2017

August 24, 2017

The fifth paragraph under Fundamental Investment Objective and Policies of the Stock Funds on page 3 is replaced in its entirety by the following:
The investment objective of the European Fund is to provide long-term capital appreciation and income by investing in large-sized European companies located in Europe.

The first paragraph under American Depository Receipts (ADRs) on page 9 is replaced in its entirety by the following:
Under normal circumstances, the Green Alpha Fund typically invest in sponsored and unsponsored ADRs. Such investments may subject the Fund to significant investment risks that are different from, and in addition to, those related to investments of U.S. domestic issuers or in the U.S. markets. Unsponsored ADRs may involve additional risks in that they are organized without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as that for sponsored ADRs.

The paragraph and tables under Portfolio Managers on page 16 are replaced in its entirety by the following:

The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Rogers, Mock, Martin, Jabusch, Deems, Knerr and Manton managed as of August 31, 2016:

Stephen C. Rogers
Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Investment Advisory Fee is Performance-Based	Assets Managed for which Investment Advisory Fee is Performance-Based
Registered Investment Companies	10	$1,035,125,533	0	$-
Other Registered Investment Companies	0	-	0	-
Other Pooled Investment Vehicles	0	-	0	-
Other Accounts	0	-	0	-

William P. Mock
Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Investment Advisory Fee is Performance-Based	Assets Managed for which Investment Advisory Fee is Performance-Based
Registered Investment Companies	4	188,462,457	0	$-
Other Registered Investment Companies	1	7,598,408	0	-
Other Pooled Investment Vehicles	0	-	0	-
Other Accounts	124	76,581,469-	0	-

Barringer H. Martin
Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Investment Advisory Fee is Performance-Based	Assets Managed for which Investment Advisory Fee is Performance-Based
Registered Investment Companies	1	181,195,295	0	$-
Other Registered Investment Companies	0	-	0	-
Other Pooled Investment Vehicles	0	-	0	-
Other Accounts	448	432,376,179	0	-

Matthias Knerr
Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Investment Advisory Fee is Performance-Based	Assets Managed for which Investment Advisory Fee is Performance-Based
Registered Investment Companies	1	47,145,387	0	$-
Other Pooled Investment Vehicles	0	-	0	-
Other Registered Investment Companies	0	-	0	-
Other Accounts	350	78,506,606	0	-

Andrew Manton
Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Investment Advisory Fee is Performance-Based	Assets Managed for which Investment Advisory Fee is Performance-Based
Registered Investment Companies	1	47,145,387	0	$-
Other Pooled Investment Vehicles	0	-	0	-
Other Registered Investment Companies	0	-	0	-
Other Accounts	350	78,506,606	0	-

The tables under Portfolio Manager Securities Ownership on page 17 are replaced in its entirety by the following:

Portfolio Manager	Ownership
Garvin Jabusch	None
Jeremy Deems	$100,001 - $500,000
Matthias Knerr	None
Andrew Manton	None

	Income Fund	US Government Fund	Nasdaq-100 Index Fund	Treasury Trust	500 Fund	MidCap Fund
Stephen C. Rogers	None	None	$10,001-$50,000	Above $100,000	$1-$10,000	$10,001-$50,000
William P. Mock	None	None	None	None	None	None
Barringer H. Martin	None	None	$10,001-$50,000	None	$10,001-$50,000	$50,001-$100,000
Matthias Knerr	None	None	None	None	None	None
Andrew Manton	None	None	None	None	None	None

	SmallCap Fund	Shelton Core Value Fund	Short-Term Government Fund	European Fund	Green Alpha Fund
Stephen C. Rogers	$10,001-$50,000	Above $100,000	$50,001-$100,000	$10,001-$50,000	None
William P. Mock	None	None	$10,001-$50,000	None	$10,001-$50,000
Barringer H. Martin	$50,001-$100,000	$10,001-$50,000	None	$10,001-$50,000	$10,001-$50,000
Matthias Knerr	None	None	None	None	None
Andrew Manton	None	None	None	None	None